DISTRIBUTIONS	12 Months Ended
Dec. 31, 2021
Distributions [Abstract]
DISTRIBUTIONS	DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares.

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Limited Partners	$(608)	$(588)	$(575)
General Partner(1)	(209)	(185)	(158)
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(251)	(240)	(241)
BIPC exchangeable shares	(115)	(66)	—
Exchangeable units(3)	(7)	(4)	(4)
Preferred unitholders	(67)	(51)	(49)
Total Distributions	$(1,257)	$(1,134)	$(1,027)

	For the year ended December 31,
PER UNIT/SHARE(2)	2021	2020	2019
Limited Partners	$2.04	$1.94	$1.81
General Partner(1)	2.04	1.94	1.81
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	2.04	1.94	1.81
BIPC exchangeable shares	2.04	1.94	1.81
Exchangeable units(3)	2.04	1.94	1.81
Preferred unitholders	1.05	0.97	0.98

(1)Distributions to the General Partner include $206 million of incentive distributions for the year ended December 31, 2021 (2020: $183 million, 2019: $158 million).
(2)Our partnership paid a distribution of $0.5375 per unit in March 2020. On March 31, 2020, our partnership completed the previously announced creation of BIPC with a special distribution of BIPC exchangeable shares. The special distribution resulted in the issuance of approximately 46.3 million BIPC exchangeable shares. Historical per unit disclosures have been retroactively adjusted for the impact of the special distribution. Refer to Note 1, Organization and Description of the Business, for further details.
(3)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
For the period up until June 30, 2020, holders of the Series 1 Preferred Units, received a cumulative quarterly fixed distribution at an annual rate of 4.50% (C$0.2813 per unit per quarter). On June 1, 2020, our partnership announced the fixed distribution rate reset on its Series 1 Preferred Units for the five years commencing July 1, 2020 and ending June 30, 2025 at 3.974% (C$0.2484 per unit per quarter).